SCHEDULE OF FAIR VALUE MEASURING UNOBSERVABLE INPUTS (Details) $ in Thousands	6 Months Ended
Apr. 30, 2022 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value at October 31, 2021	$ 4,929
Additions	87
Change in fair value	(4,409)
Redemption	(44)
Fair value at April 30, 2022	563
Preferred Stock Redemption Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value at October 31, 2021
Additions	87
Change in fair value	(43)
Redemption	(44)
Fair value at April 30, 2022
Warrant Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value at October 31, 2021	4,929
Additions
Change in fair value	(4,366)
Redemption
Fair value at April 30, 2022	$ 563